Restatement of Financial Statements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable	$ 62,258,757	$ 53,325,516
Goodwill	351,609,561	355,667,004		$ 145,101,212
Revenue	245,625,985	221,044,607
property and equipment, net	63,713,509	64,176,795
cost of operations	205,634,606	193,336,730
depreciation expense	17,060,151	13,491,369
shareholders' equity	85,169,927	118,989,245		$ 103,772,538
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts receivable	(28,868,166)	29,500,000	$ 5,600,000
Goodwill	(8,994,052)	(3,135,530)	2,600,000
Revenue	(5,656,864)	(26,391,696)
property and equipment, net	(16,216,065)	11,800,000	7,300,000
cost of operations	7,831,218	5,534,129
depreciation expense	(3,399,616)	2,100,000
Loss on disposal of property and equipment	200,000	40,000
shareholders' equity	(54,561,623)	(38,074,257)	$ (15,122,925)
Revision of Prior Period, Adjustment [Member] | Repairs And Maintenance [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
cost of operations	$ 8,500,000	$ 6,600,000